UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported)
February 7, 2020

Drug Royalty LP 1
(Exact name of securitizer as specified in its charter)
025-00590	0001541672
Commission File Number of securitizer	Central Index Key Number of securitizer

Nazila Rostami, (416) 324-5750
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

Representation and Warranty Information

Item 1.02    Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Drug Royalty LP 1 has indicated by check mark that there is no activity to report for the previous calendar year.

Item 1.03.    Notice of Termination of Duty to File Reports under Rule 15Ga-1

Drug Royalty LP 1 has no asset-backed securities outstanding. The date of the last payment on the last asset-backed security outstanding that was issued by or issued by an affiliate of Drug Royalty LP 1 was April 15, 2019.

Pursuant to Rule 15Ga-1(c)(3), Drug Royalty LP 1 hereby provides notice that its duty under Rule 15Ga-1(c)(2) to file periodically the disclosures required by Rule 15Ga-1(a) is terminated with respect to Drug Royalty LP 1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DRUG ROYALTY LP 1
(Securitizer)

By:	/s/ Jeff McGrath
Name: Jeff McGrath
Title: Manager of DRC Management LLC 1
(Drug Royalty LP 1’s General Partner)

Date:  February 7, 2020